Long-term debt - Schedule of Maturities on Senior Financing (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 48,097
2018	2,199
2019	2,174
2020	2,262
2021 and thereafter	24,300
Long-term debt	79,032
Subordinated debenture notes
Debt Instrument [Line Items]
2017	40,463
2018	0
2019	0
2020	0
2021 and thereafter	0
Long-term debt	40,463
Senior financing | Senior revolving financing
Debt Instrument [Line Items]
2017	739
2018	1,688
2019	1,794
2020	1,900
2021 and thereafter	4,432
Long-term debt	10,553
Senior financing | Convertible debt
Debt Instrument [Line Items]
2017	0
2018	0
2019	0
2020	0
2021 and thereafter	17,286
Long-term debt	17,286
Senior financing | Other bank financing
Debt Instrument [Line Items]
2017	6,449
2018	316
2019	316
2020	316
2021 and thereafter	2,552
Long-term debt	9,949
Capital lease obligations
Debt Instrument [Line Items]
2017	446
2018	195
2019	64
2020	46
2021 and thereafter	30
Long-term debt	$ 781